Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Disclosure [Line Items]
Decrease in valuation allowance			$ (7,400,000)	$ (1,000,000)
Impact of a federal tax rate change				$ 11,500,000
NOL carry forwards, net of limitations			$ 52,900,000
Federal corporate income tax rate	21.10%		21.10%	33.70%
Tax cuts and jobs act of 2017, deduction for net operating losses percentage of taxable income			80.00%
Income tax expense or benefit			$ 0
Unrecognized tax benefits			303,000	$ 303,000	$ 562,000
Accrued interest and penalties related to unrecognized tax benefits			0	0
Interest and penalties related to uncertain tax benefits			$ 0	0
Unrecognized tax benefits may be recognized by the end of 2018				0
Income tax examination description			The Company is subject to U.S. federal, state and local income tax examinations by tax authorities for years 2001 through present. Carryforward attributes that were generated in earlier periods remain subject to examination to the extent the year in which they were used or will be used remains open for examination. The tax years which remain subject to examination by tax authorities in Israel, as of December 31, 2018, include years 2014 through the present.
Income tax expense or benefit	$ 0	$ 0
U.S. Federal [Member]
Income Taxes Disclosure [Line Items]
NOL carryforwards			$ 67,000,000	43,900,000
NOL carryforwards, expiration date			Dec. 31, 2037
U.S. State [Member]
Income Taxes Disclosure [Line Items]
NOL carryforwards			$ 66,900,000	43,600,000
NOL carryforwards, expiration date			Dec. 31, 2037
Foreign [Member]
Income Taxes Disclosure [Line Items]
NOL carryforwards			$ 26,200,000	$ 26,100,000